Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income (expenses), net
Deductible donations	R$ (300)	R$ (300)	R$ (300)
Contractual indemnities	(85)	(647)	(712)
Modification of lease contracts	3,052
Other revenues	743	437	332
Other expenses	(2,898)	(395)	(361)
Total	R$ 512	R$ (905)	R$ (1,041)